UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22565

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Center Coast Core MLP Fund I, LLC

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(Exact name of registrant as specified in charter)

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

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(Address of principal executive offices) (Zip code)

Victor Fontana

125 Maiden Lane

New York, NY 10038

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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 240-9721

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Date of fiscal year end: November 30

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Date of reporting period: August 31, 2013

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast Core MLP Fund I, LLC
(A Delaware Limited Liability Company)
Schedule of Investments - August 31, 2013 (Unaudited)

Number of Shares		Fair Value

	MASTER LIMITED PARTNERSHIP SHARES - 101.1%
	Diversified - 42.0%
9,481	Enbridge Energy Partners LP	$282,723
7,175	Enterprise Products Partners LP	426,339
5,442	Kinder Morgan Management LLC [1]	434,464
8,795	ONEOK Partners LP	436,144
8,816	Targa Resources Partners LP	430,750
5,869	Williams Partners LP	289,518
	Total Diversified (cost $2,102,822)	2,299,938

	Gathers & Processors - 13.4%
3,075	Access Midstream Partners LP	140,251
5,455	Crestwood Midstream Partners LP	141,503
7,496	Crosstex Energy LP	140,325
662	EQT Midstream Partners LP	31,703
4,711	Western Gas Partners LP	278,608
	Total Gathers & Processors (cost $630,519)	732,390

	Natural Gas/Natural Gas Liquids - 19.2%
4,726	Boardwalk Pipeline Partners LP	142,064
10,527	El Paso Pipeline Partners LP	439,292
3,547	Spectra Energy Partners LP	147,839
1,387	Tallgrass Energy Partners LP	31,457
5,988	TC Pipelines LP	289,340
	Total Natural Gas/Natural Gas Liquids (cost $941,659)	1,049,992

	Refined/Crude Oil - 26.5%
6,202	Buckeye Partners LP	434,140
2,639	Magellan Midstream Partners LP	143,192
3,284	Martin Midstream Partners LP	149,389
179	Phillips 66 Partners LP [1]	5,508
8,412	Plains All American Pipeline LP	425,311
2,377	Sunoco Logistics Partners LP	152,698
2,666	Tesoro Logistics LP	142,898
	Total Refined/Crude Oil (cost $1,109,313)	1,453,136

	Total Master Limited Partnership Shares
	(Cost $4,784,313)	$5,535,456

Principal
Amount		Fair Value
	Short-Term Investment - 1.0%
$55,653	UMB Money Market Fiduciary, 0.01% [2]	$55,653
	Total Short-Term Investment	55,653
	(Cost $55,653)

	Total Investments - 102.1%
	(Cost $4,839,966)	5,591,109
	Liabilities in excess of Other Assets - (2.1)%	(113,325)
	Total Members' Equity - 100%	$5,477,784

LLC - Limited Liability Company
LP - Limited Partnership

[1] Non-income producing security.
[2] The rate quoted is the annualized seven-day yield of the Fund at the period end.
*All investments are domiciled in the United States.

Fair Value Measurements and Disclosures, issued by the Financial Accounting Standards Board, defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs” which amends “Fair Value Measurement and Disclosures” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s assets carried at fair value:

Investments, at fair value	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Master Limited Partnerships[1]	$5,535,456	$—	$—	$5,535,456
Short-Term Investments	55,653	—	—	55,653
Total Investments, at fair value	$5,591,109	$—	$—	$5,591,109

1 All Master Limited Partnerships held in the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 & 3 securities as of August 31, 2013.

There were no transfers between Levels during the period ended August 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Center Coast Core MLP Fund I, LLC

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By (Signature and Title)*

/s/ Dan C. Tutcher

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Dan C. Tutcher, President

(Principal Executive Officer)

Date        October 18, 2013

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Dan C. Tutcher

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Dan C. Tutcher, President

(Principal Executive Officer)

Date       October 18, 2013

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By (Signature and Title)*

/s/ Billy Bauch

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Billy Bauch, Treasurer

(Principal Financial Officer)

Date        October 18, 2013

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* Print the name and title of each signing officer under his or her signature.